Equity (Details) - Schedule of Additional Paid-in Capital - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Additional Paid-in Capital [Abstract]
Balance at beginning of year	$ 1,458,941	$ 257,821
Directors’ remuneration (Note 1)		240,000	$ 200,000
Issuance of shares (Note 2)	2,865,893	961,120
Total	$ 4,324,834	$ 1,458,941	$ 257,821